Prepaid Expenses (Schedule Of Prepaid Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Prepaid Expense and Other Assets [Abstract]
Prepaid services	$ 252	$ 253
Prepaid bonds for German statutory costs	199	62
Prepaid licenses, software tools and support	51	404
Prepaid inventory and production tooling		121
Prepaid advertising		75
Prepaid Insurance	19	54
Other prepaid expenses	17	33
Prepaid expenses	$ 538	$ 1,002